CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Total Ctrip.com International, Ltd. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013	¥ 3,033,490	¥ 4,088,484,766	¥ 118,449,230	¥ 372,634,580	¥ 5,498,934,733	$ (3,777,087)	¥ (1,551,141,268)	¥ 8,530,395,531	¥ 199,690,428		¥ 8,730,085,959
Balance (in shares) at Dec. 31, 2013 | shares	33,828,251
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 51,483	221,534,465						221,585,948			¥ 221,585,948
Issuance of common stock pursuant to share incentive plan (in shares) | shares	835,042
Issuance of ordinary shares for the exercise of stock options (in shares) | shares										573,351	573,351
Share-based compensation		496,643,489						496,643,489			¥ 496,643,489
Appropriations to statutory reserves			15,649,517		(15,649,517)
Repurchasing common stock							¥ (446,155,147)	(446,155,147)			(446,155,147)
Repurchasing common stock (in shares) | shares	(392,306)					(392,306)	(392,306)
Foreign currency translation adjustments				(66,759,799)				(66,759,799)			(66,759,799)
Unrealized securities holding gains				137,704,595				137,704,595			137,704,595
Early Conversion of Convertible Notes		8,945,339					¥ 391,665,502	400,610,841			¥ 400,610,841
Early Conversion of Convertible Notes (in shares) | shares	846,131					846,131	846,131			(846,131)	(846,131)
Net income / (loss)					242,739,781			242,739,781	(151,117,436)		¥ 91,622,345
Disposal of shares of a subsidiary									(280,075)		(280,075)
Issuance of convertible preferred shares by a subsidiary									186,057,768		186,057,768
Acquisition of a subsidiary									658,466,145		658,466,145
Acquisition of additional shares in subsidiaries	¥ 299	12,413,757						12,414,056	(44,268,537)		(31,854,481)
Acquisition of additional shares in subsidiaries ( in Shares) | shares	29,864
Balance at Dec. 31, 2014	¥ 3,085,272	4,828,021,816	134,098,747	443,579,376	5,726,024,997	$ (3,323,262)	¥ (1,605,630,913)	9,529,179,295	848,548,293		10,377,727,588
Balance (in shares) at Dec. 31, 2014 | shares	35,146,982
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 48,673	207,980,247						208,028,920			¥ 208,028,920
Issuance of common stock pursuant to share incentive plan (in shares) | shares	777,846
Issuance of ordinary shares for the exercise of stock options (in shares) | shares										506,163	506,163
Share-based compensation		642,596,474						642,596,474			¥ 642,596,474
Appropriations to statutory reserves			34,842,222		(34,842,222)
Repurchasing common stock							¥ (872,290,891)	(872,290,891)			(872,290,891)
Repurchasing common stock (in shares) | shares	(498,561)					(498,561)	(498,561)
Foreign currency translation adjustments				(489,917,917)				(489,917,917)			(489,917,917)
Unrealized securities holding gains				606,415,822				606,415,822			606,415,822
Purchasing of Purchased Call Option		(805,504,000)						(805,504,000)			(805,504,000)
Sale of Issued Warrants		523,404,000						523,404,000			523,404,000
Early Conversion of Convertible Notes		13,979,289					¥ 104,994,432	118,973,721			¥ 118,973,721
Early Conversion of Convertible Notes (in shares) | shares	244,466					244,466	244,466			(244,466)	(244,466)
Net income / (loss)					2,507,655,884			2,507,655,884	(108,260,637)		¥ 2,399,395,247
Disposal of shares of a subsidiary		15,824,133						15,824,133	(747,801,153)		(731,977,020)
Issuance of additional equity stake by subsidiaries									966,486,957		966,486,957
Acquisition of additional shares in subsidiaries		(10,078,392)						(10,078,392)	(36,158,510)		(46,236,902)
Business combination	¥ 985,530	32,540,379,845						32,541,365,375	18,211,383,297		50,752,748,672
Business combination | shares	15,468,816
Share issuance for the investments	¥ 1,770	35,075,540						35,077,310			35,077,310
Share issuance for the investments | shares	27,679
Balance at Dec. 31, 2015	¥ 4,121,245	37,991,678,952	168,940,969	560,077,281	8,198,838,659		¥ (2,372,927,372)	44,550,729,734	19,134,198,247		63,684,927,981
Balance (in shares) at Dec. 31, 2015 | shares	51,167,228					(3,577,357)	(3,577,357)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options	¥ 52,744	197,628,625						197,681,369			¥ 197,681,369
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	796,582									368,722	368,722
Share-based compensation		3,559,718,706						3,559,718,706			¥ 3,559,718,706
Appropriations to statutory reserves			68,554,851		(68,554,851)
Foreign currency translation adjustments				(323,581,599)				(323,581,599)		$ (46,605,443)	(323,581,599)
Unrealized securities holding gains				914,529,809				914,529,809		131,719,691	914,529,809
Disposal of available for sale investment				(140,651,759)				(140,651,759)		$ (20,258,067)	(140,651,759)
Early Conversion of Convertible Notes		29,400,802					¥ 137,352,862	166,753,664			¥ 166,753,664
Early Conversion of Convertible Notes (in shares) | shares	330,048					330,048	330,048			(330,048)	(330,048)
Issuance of ordinary shares for settlement of Convertible Notes	¥ 67,680	2,438,050,267						2,438,117,947		$ 351,162,026	¥ 2,438,117,947
Issuance of ordinary shares for settlement of Convertible Notes (in shares) | shares	1,044,805
Net income / (loss)					(1,430,703,195)			(1,430,703,195)	(205,527,660)	(235,666,263)	(1,636,230,855)
Disposal of shares of a subsidiary									(3,289,000)		(3,289,000)
Issuance of ordinary shares, net of issuance costs	¥ 295,871	10,652,275,264						10,652,571,135			10,652,571,135
Issuance of ordinary shares, net of issuance costs (in shares) | shares	4,436,844
Issuance of additional equity stake by subsidiaries									135,359,483		135,359,483
Acquisition of additional shares in subsidiaries	¥ 355,697	8,969,187,969						8,969,543,666	(15,501,696,332)		(6,532,152,666)
Acquisition of additional shares in subsidiaries ( in Shares) | shares	5,407,787
Business combination	¥ 67,117	1,982,058,116						1,982,125,233	424,873,054		2,406,998,287
Business combination | shares	972,118
Balance at Dec. 31, 2016	¥ 4,960,354	¥ 65,819,998,701	¥ 237,495,820	¥ 1,010,373,732	¥ 6,699,580,613	$ (3,247,309)	¥ (2,235,574,510)	¥ 71,536,834,710	¥ 3,983,917,792	$ 10,877,250,829	¥ 75,520,752,502
Balance (in shares) at Dec. 31, 2016 | shares	64,155,412